Warrants - Summary of Change in the Value of the Warrant and Option Liability (Detail) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Balance at beginning of period				$ 9,998,636
Change in fair value of warrant and option liability	$ (25,061)	$ 20,016,848	$ (13,900,400)	(22,641,625)	$ (13,900,400)	$ (8,396,169)
Balance at end of period		29,938,937		29,938,937		9,998,636
Common Stock Warrant and Purchase Option
Class Of Warrant Or Right [Line Items]
Balance at beginning of period				9,998,636
Issuance of warrants and option				22,765,661		2,487,726
Exercise of warrants				(25,466,985)		(885,258)
Change in fair value of warrant and option liability				22,641,625		8,396,169
Balance at end of period		$ 29,938,937		$ 29,938,937		$ 9,998,636